Offerings	Apr. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Convertible Notes convertible into shares of common stock, par value $0.001 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents only the additional number of shares being registered pursuant to this registration statement and includes 21,870,923 shares of common stock underlying the Series A Convertible Notes due to an adjustment in the Floor Price (as defined in the Series A Convertible Note, from $2.27 per share to $0.22 per share). Does not include the 5,221,451 shares that were previously registered on the Registration Statement on Form S-1 (File No. 333-292682) (the “Prior Registration Statement”).

Proposed Maximum Offering Price Per Unit is based on the adjusted floor price of the Series A Convertible Note.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, underlying Series A convertible notes
Amount Registered | shares	21,870,923
Proposed Maximum Offering Price per Unit	0.22
Maximum Aggregate Offering Price	$ 4,811,603.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 665.00
Offering Note	The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price originally registered in the Prior Registration Statement. The registrant previously registered 5,221,451 shares of its common stock with an aggregate offering price of 32,754,162.12 on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on January 20, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $4,811,603.11 tis hereby registered, which includes shares of common stock maybe converted pursuant to the Series A Convertible Notes due to an adjustment in the Floor Price.